Operating leases - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Operating leases
Number of operating leases for office | item	2	2
Weighted average remaining lease term	9 months 18 days	9 months 18 days
Weighted average discount rate	4.75%	4.75%
Rent expense	¥ 5,698	$ 899	¥ 10,374	¥ 3,399
Variable lease costs	0		0	0
Sublease income	¥ 0		¥ 0	¥ 0